Short-Term Borrowings and Long-term Debt (Short-term Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Short-Term Borrowings and Long-Term Debt [Abstract]
Average balance outstanding during the year	$ 145
Highest month-end balance during the year	$ 17,000
Average interest rate during the year	0.31%
Weighted average interest rate at year-end	0.31%